DISPOSITION AND DECONSOLIDATION (Details)			1 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
DISPOSITION AND DECONSOLIDATION
Impairment loss of goodwill					¥ 91,236,480	$ 13,228,046	¥ 0
Impairment of long-lived assets/property and equipment							0	¥ 0
Impairment of equity securities without readily determinable fair values					9,826,143		6,233,255		$ 1,424,657
Initial cost basis					9,826,143		¥ 6,233,255		$ 1,424,657
Impairment losses of trademark with indefinite life			¥ 12,000,345	$ 1,739,886	12,000,345	1,739,886
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other General Expense	Other General Expense
Argyle Hotel Management (Beijing) Co., Ltd [Member] | Deconsolidation
DISPOSITION AND DECONSOLIDATION
Impairment loss of goodwill	¥ 42,198,903	$ 6,118,266			¥ 42,000,000	$ 6,089,428
Impairment of equity securities without readily determinable fair values	48,000,000									$ 6,959,346
Loss on deconsolidation	13,944,925	2,021,824
Impairment losses of trademark with indefinite life	¥ 17,054,641	$ 2,472,691